SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
29.	SUBSEQUENT EVENTS

In May 2016, the Group received a written confirmation to confirm that none of the triggering events occurred which may have required the Company to repurchase its disposed equity interest in AM Advertising, as disclosed in Note 3. Accordingly, no related put option right remained outstanding.